CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
NON-CURRENT ASSETS [abstract]
Property, plant and equipment	¥ 407,337	$ 59,245	¥ 395,868
Intangible assets	15,717	2,286	15,070
Investments in associates	4,433	645	4,067
Investment in a joint venture	20,268	2,948	25,079
Equity investments	4,048	589	3,540
Deferred tax assets	27,412	3,987	25,509
Other non-current assets	9,482	1,378	9,248
Total non-current assets	488,697	71,078	478,381
CURRENT ASSETS [abstract]
Inventories and supplies	5,852	851	7,354
Trade receivables	7,628	1,109	8,386
Due from related companies	15,492	2,253	12,914
Equity investments	0	0	14
Other financial assets	125,283	18,222	74,344
Other current assets	7,635	1,111	7,874
Time deposits with maturity over three months	13,760	2,001	15,380
Cash and cash equivalents	14,432	2,099	12,572
Total current assets	190,082	27,646	138,838
CURRENT LIABILITIES [abstract]
Loans and borrowings	2,282	332	9,360
Borrowings from the parent company	4,760	692	4,532
Trade and accrued payables	13,045	1,897	10,062
Due to the parent company	147	21	193
Due to related companies	19,641	2,857	16,651
Contract liabilities	2,036	296	0
Other payables and accrued liabilities	12,630	1,837	13,913
Taxes payable	15,701	2,284	6,701
Total current liabilities	70,242	10,216	61,412
NET CURRENT ASSETS	119,840	17,430	77,426
TOTAL ASSETS LESS CURRENT LIABILITIES	608,537	88,508	555,807
NON-CURRENT LIABILITIES [abstract]
Loans and borrowings	132,479	19,268	118,358
Provision for dismantlement	54,159	7,877	52,893
Deferred tax liabilities	3,178	462	3,303
Other non-current liabilities	1,356	198	1,278
Total non-current liabilities	191,172	27,805	175,832
NET ASSETS	417,365	60,703	379,975
Equity attributable to owners of the parent
Issued capital	43,081	6,266	43,081
Reserves	374,284	54,437	336,894
TOTAL EQUITY	¥ 417,365	$ 60,703	¥ 379,975